OTHER RECEIVABLES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
OTHER RECEIVABLES, NET
Net recovery of provision for credit losses of other receivables	¥ 295,877	$ 43,607	¥ 63,381	¥ 1,194,586